INCOME TAXES - Additional Information (Detail) - CNY (¥)	12 Months Ended			36 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Valuation allowances	¥ 1,909,000	¥ 619,533,000		¥ 1,909,000
Tax loss carry-forward	¥ 54,380,000	¥ 2,307,241,000	¥ 2,076,261,000	¥ 54,380,000
Tax loss carry-forward, limitations on use	The Company operates its business through its subsidiaries and VIEs. The Company does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries' or VIEs' earnings within the Company.
Tax loss carry-forward, expiration date	Dec. 31, 2023	Dec. 31, 2022
Foreign investment enterprises, withholding income tax rate	10.00%
Foreign investment enterprises, withholding income tax rate for those who qualifies as a beneficial owner	5.00%
Foreign investment enterprises, threshold of beneficial ownership to qualify for reduction in withholding income tax rate	25.00%
Foreign investment enterprises, withholding income tax rate for those who do not qualify as a beneficial owner	10.00%
Shanghai Niwodai Internet Finance Information Services Co., Ltd.
Income Taxes [Line Items]
Income tax rate				15.00%
PRC
Income Taxes [Line Items]
Income tax rate	25.00%
Preferential tax rate	15.00%
Statute of limitations period (in years)		3 years
Extension period for statute of limitations under special circumstances (in years)		5 years
Amount of underpayment threshold of tax liability listed as special circumstance	¥ 100,000			¥ 100,000
Statute of limitations period for related party transaction (in years)		10 years
Statute of limitations period for tax evasion (in years)		0 years
Hong Kong
Income Taxes [Line Items]
Income tax rate	16.50%